Research and Development incentives receivables - Current and non-current (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	€ 64,001	€ 54,188	€ 49,384
Current R&D incentives receivables	11,782	10,154	9,161
Total R&D incentives receivables	75,783	64,342	€ 58,545
Increase in R&D incentives receivables	11,400	5,800
New R&D incentives reported during the period	21,500	15,300
France
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	27,986
New R&D incentives reported during the period	10,300	9,500
R&D incentives receivables payments received during the period	7,900	8,700
Belgium
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	36,015
New R&D incentives reported during the period	11,200	5,800
R&D incentives receivables payments received during the period	€ 2,000	€ 800